Supplement, dated November 15, 2007,
             to the Prospectus, dated February 1, 2007, for each of Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust,
                    Seligman New Jersey Municipal Fund, Inc.
                and Seligman Pennsylvania Municipal Fund Series.
                           (collectively, the "Funds")

Capitalized terms without definitions have the same meaning as in the Funds' Prospectus. The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The information relating to the sales charge in respect of Class A shares and Class C shares in the tables entitled "Shareholder Fees (fees paid directly from your investment)" under the headings "Fees and Expenses" is replaced with the following:

Shareholder Fees (fees paid directly from your investment)   Class A     Class C
--------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                             4.50%        1%
    Maximum Sales Charge (Load) on Purchases
      (as a % of offering price)                              4.50%(1)    none
    Maximum Deferred Sales Charge (Load) (CDSC)
      on Redemptions (as a % of original purchase price
      or current net asset value, whichever is less)          none(1)      1%

__________________
(1) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

The example of the costs of an investment in the National Fund under the heading "Fees and Expenses" on page 7 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  540   $   730   $   936   $  1,530
-----------------------------------------------------------------------
Class C                              285       573       985      2,137
-----------------------------------------------------------------------
Class D                              285       573       985      2,137
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  540   $   730   $   936   $  1,530
-----------------------------------------------------------------------
Class C                              185       573       985      2,137
-----------------------------------------------------------------------
Class D                              185       573       985      2,137
-----------------------------------------------------------------------

The example of the costs of an investment in the California High-Yield Fund under the heading "Fees and Expenses" on page 10 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  547   $   754   $   978   $  1,620
-----------------------------------------------------------------------
Class C                              293       597     1,026      2,222
-----------------------------------------------------------------------
Class D                              293       597     1,026      2,222
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  547   $   754   $   978   $  1,620
-----------------------------------------------------------------------
Class C                              193       597     1,026      2,222
-----------------------------------------------------------------------
Class D                              193       597     1,026      2,222
-----------------------------------------------------------------------

The example of the costs of an investment in the California Quality Fund under the heading "Fees and Expenses" on page 13 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  542   $   736   $   947   $  1,553
-----------------------------------------------------------------------
Class C                              287       579       995      2,159
-----------------------------------------------------------------------
Class D                              287       579       995      2,159
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  542   $   736   $   947   $  1,553
-----------------------------------------------------------------------
Class C                              187       579       995      2,159
-----------------------------------------------------------------------
Class D                              187       579       995      2,159
-----------------------------------------------------------------------

The example of the costs of an investment in the Colorado Fund under the heading "Fees and Expenses" on page 16 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  543   $   739   $   952   $  1,564
-----------------------------------------------------------------------
Class C                              288       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              288       582     1,001      2,169
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                            $ 543     $ 739    $  952     $1,564
-----------------------------------------------------------------------
Class C                              188       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              188       582     1,001      2,169
-----------------------------------------------------------------------

The example of the costs of an investment in the Florida Fund under the heading "Fees and Expenses" on page 19 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  562   $   799   $ 1,054   $  1,785
-----------------------------------------------------------------------
Class C                              293       597     1,026      2,222
-----------------------------------------------------------------------
Class D                              293       597     1,026      2,222
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  562   $   799   $ 1,054   $  1,785
-----------------------------------------------------------------------
Class C                              193       597     1,026      2,222
-----------------------------------------------------------------------
Class D                              193       597     1,026      2,222
-----------------------------------------------------------------------

The example of the costs of an investment in the Georgia Fund under the heading "Fees and Expenses" on page 22 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  543   $   739   $   952   $  1,564
-----------------------------------------------------------------------
Class C                              288       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              288       582     1,001      2,169
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  543   $   739   $   952   $  1,564
-----------------------------------------------------------------------
Class C                              188       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              188       582     1,001      2,169
-----------------------------------------------------------------------

The example of the costs of an investment in the Louisiana Fund under the heading "Fees and Expenses" on page 25 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  545   $   745   $   962   $  1,586
-----------------------------------------------------------------------
Class C                              290       588     1,011      2,190
-----------------------------------------------------------------------
Class D                              290       588     1,011      2,190
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  545   $   745   $   962   $  1,586
-----------------------------------------------------------------------
Class C                              190       588     1,011      2,190
-----------------------------------------------------------------------
Class D                              190       588     1,011      2,190
-----------------------------------------------------------------------

The example of the costs of an investment in the Maryland Fund under the heading "Fees and Expenses" on page 28 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  543   $   739   $   952   $  1,564
-----------------------------------------------------------------------
Class C                              288       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              288       582     1,001      2,169
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  543   $   739   $   952   $  1,564
-----------------------------------------------------------------------
Class C                              188       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              188       582     1,001      2,169
-----------------------------------------------------------------------

The example of the costs of an investment in the Massachusetts Fund under the heading "Fees and Expenses" on page 31 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  538   $   724   $   926   $  1,508
-----------------------------------------------------------------------
Class C                              283       566       975      2,116
-----------------------------------------------------------------------
Class D                              283       566       975      2,116
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  538   $   724   $   926   $  1,508
-----------------------------------------------------------------------
Class C                              183       566       975      2,116
-----------------------------------------------------------------------
Class D                              183       566       975      2,116
-----------------------------------------------------------------------

The example of the costs of an investment in the Michigan Fund under the heading "Fees and Expenses" on page 34 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  536   $   724   $   916   $  1,486
-----------------------------------------------------------------------
Class C                              281       560       964      2,095
-----------------------------------------------------------------------
Class D                              281       560       964      2,095
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  536   $   724   $   916   $  1,486
-----------------------------------------------------------------------
Class C                              181       560       964      2,095
-----------------------------------------------------------------------
Class D                              181       560       964      2,095
-----------------------------------------------------------------------

The example of the costs of an investment in the Minnesota Fund under the heading "Fees and Expenses" on page 37 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  537   $   721   $   921   $  1,497
-----------------------------------------------------------------------
Class C                              282       563       970      2,105
-----------------------------------------------------------------------
Class D                              282       563       970      2,105
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  537   $   721   $   921   $  1,497
-----------------------------------------------------------------------
Class C                              182       563       970      2,105
-----------------------------------------------------------------------
Class D                              182       563       970      2,105
-----------------------------------------------------------------------

The example of the costs of an investment in the Missouri Fund under the heading "Fees and Expenses" on page 40 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  543   $   739   $   952   $  1,564
-----------------------------------------------------------------------
Class C                              288       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              288       582     1,001      2,169
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  543   $   739   $   952   $  1,564
-----------------------------------------------------------------------
Class C                              188       582     1,001      2,169
-----------------------------------------------------------------------
Class D                              188       582     1,001      2,169
-----------------------------------------------------------------------

The example of the costs of an investment in the New Jersey Fund under the heading "Fees and Expenses" on page 43 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  562   $   799   $ 1,054   $  1,785
-----------------------------------------------------------------------
Class C                              295       600     1,032      2,233
-----------------------------------------------------------------------
Class D                              294       600     1,032      2,233
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  562   $   799   $ 1,054   $  1,785
-----------------------------------------------------------------------
Class C                              194       600     1,032      2,233
-----------------------------------------------------------------------
Class D                              194       600     1,032      2,233
-----------------------------------------------------------------------

The example of the costs of an investment in the New York Fund under the heading "Fees and Expenses" on page 46 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  536   $   718   $   916   $  1,486
-----------------------------------------------------------------------
Class C                              281       560       964      2,095
-----------------------------------------------------------------------
Class D                              281       560       964      2,095
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  536   $   718   $   916   $  1,486
-----------------------------------------------------------------------
Class C                              181       560       964      2,095
-----------------------------------------------------------------------
Class D                              181       560       964      2,095
-----------------------------------------------------------------------

The example of the costs of an investment in the North Carolina Fund under the heading "Fees and Expenses" on page 49 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  575   $   838   $ 1,121   $  1,926
-----------------------------------------------------------------------
Class C                              306       637     1,093      2,358
-----------------------------------------------------------------------
Class D                              306       637     1,093      2,358
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  575   $   838   $ 1,121   $  1,926
-----------------------------------------------------------------------
Class C                              206       637     1,093      2,358
-----------------------------------------------------------------------
Class D                              206       637     1,093      2,358
-----------------------------------------------------------------------

The example of the costs of an investment in the Ohio Fund under the heading "Fees and Expenses" on page 52 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  535   $   715   $   911   $  1,474
-----------------------------------------------------------------------
Class C                              280       557       959      2,084
-----------------------------------------------------------------------
Class D                              280       557       959      2,084
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  535   $   715   $   911   $  1,474
-----------------------------------------------------------------------
Class C                              180       557       959      2,084
-----------------------------------------------------------------------
Class D                              180       557       959      2,084
-----------------------------------------------------------------------

The example of the costs of an investment in the Oregon Fund under the heading "Fees and Expenses" on page 55 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  540   $   730   $   936   $  1,530
-----------------------------------------------------------------------
Class C                              285       573       985      2,137
-----------------------------------------------------------------------
Class D                              285       573       985      2,137
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  540   $   730   $   936   $  1,530
-----------------------------------------------------------------------
Class C                              185       573       985      2,137
-----------------------------------------------------------------------
Class D                              185       573       985      2,137
-----------------------------------------------------------------------

The example of the costs of an investment in the Pennsylvania Fund under the heading "Fees and Expenses" on page 58 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  589   $   882   $ 1,196   $  2,086
-----------------------------------------------------------------------
Class C                              321       682     1,169      2,513
-----------------------------------------------------------------------
Class D                              321       682     1,169      2,513
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  589   $   882   $ 1,196   $  2,086
-----------------------------------------------------------------------
Class C                              221       682     1,169      2,513
-----------------------------------------------------------------------
Class D                              221       682     1,169      2,513
-----------------------------------------------------------------------

The example of the costs of an investment in the South Carolina Fund under the heading "Fees and Expenses" on page 62 of the Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  536   $   718   $   916   $  1,486
-----------------------------------------------------------------------
Class C                              281       560       964      2,095
-----------------------------------------------------------------------
Class D                              281       560       964      2,095
-----------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Class A                           $  536   $   718   $   916   $  1,486
-----------------------------------------------------------------------
Class C                              181       560       964      2,095
-----------------------------------------------------------------------
Class D                              181       560       964      2,095
-----------------------------------------------------------------------

The section on page 68 of the Prospectus under the heading "Shareholder Information - Deciding Which Class of Shares to Buy" explaining the sales charge in respect of the Fund's Class A shares is replaced with the following:

Class A
--------------------------------------------------------------------------------
      o     Initial sales charge on Fund purchases, as set forth below:

                         Sales Charge as     Sales Charge as    Regular Dealer
    Amount of Your            a % of        a % of Net Amount   Discount as a %
      Investment        Offering Price (1)    Invested (1)     of Offering Price
--------------------------------------------------------------------------------
Less than $100,000             4.50%              4.71%               4.00%
$100,000 - $249,999            3.50               3.63                3.00
$250,000 - $499,999            2.50               2.56                2.25
$500,000 - $999,999            2.00               2.04                1.75
$1,000,000 and over(2)         0.00               0.00                0.00

__________________
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

      o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.

      o No initial sales charge on reinvested dividends or capital gain distributions.

The last three sentences of the paragraph under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Letter of Intent" on page 69 of the Prospectus are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The information under the heading "Shareholder Information - Information Regarding Breakpoint Discounts for Class A Shares - Eligible Employee Benefit Plans" on Page 69 of the Prospectus is replaced with the following:

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

                      Supplement, dated November 15, 2007,
     to the Statement of Additional Information, dated February 1, 2007, for
                    Seligman New Jersey Municipal Fund, Inc.
                                  (the "Fund")

Capitalized terms without definitions have the same meaning as in the Fund's Statement of Additional Information ("SAI"). The changes described below are effective immediately for Class C shares and on January 7, 2008 for Class A shares, unless otherwise noted.

The first sentence and the information relating to Class A shares and Class C shares under the heading "Investment Advisory and Other Services -- Dealer Reallowances" on pages 15 and 16 of the SAI are replaced with the following (the schedule relating to Class C shares has been deleted in its entirety):

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of the Fund, as set forth below:

Class A

                      Sales Charge as     Sales Charge as      Regular Dealer
                           a % of       a % of Net Amount  Reallowance as a % of
Amount of Purchase   Offering Price (1)      Invested          Offering Price
--------------------------------------------------------------------------------
Less than $100,000          4.50%              4.71%                4.00%
$100,000 - $249,999         3.50               3.63                 3.00
$250,000 - $499,999         2.50               2.56                 2.25
$500,000 - $999,999         2.00               2.04                 1.75
$1,000,000 and over         0.00               0.00                 0.00

___________________
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

The last three sentences of the paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Letter of Intent" on pages 22 and 23 of the SAI are hereby deleted because letters of intent no longer apply to Class C shares. The following information is added, effective immediately:

Letters of intent returned after November 15, 2007 will be permitted to purchase Class A shares under the breakpoint schedule in effect on the date of each purchase.

The first sentence under the heading "Purchase, Redemption, and Pricing of Shares - Class A - Eligible Employee Benefit Plans" on page 23 of the SAI is replaced with the following:

Eligible Employee Benefit Plans. The table of sales charges in the Prospectuses applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least $2 million in plan assets at the time of investment in the Fund, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

The first paragraph under the heading "Purchase, Redemption, and Pricing of Shares - Class C" on page 24 of the SAI is replaced with the following:

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

The first paragraph and the information relating to Class A shares and Class C shares under the heading "Purchase, Redemption, and Pricing of Shares - Specimen Price Make-Up" on page 26 of the SAI are replaced with the following:

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 4.50%, and Class C shares and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 2006, the maximum offering price of the Funds' shares is as follows:

Class A
      Net asset value per share ..........................     $7.37
      Maximum sales charge (4.50% of offering price) .....      0.35
                                                               -----
      Offering price to public ...........................     $7.72
                                                               =====

Class C
      Net asset value and offering price per share (2) ...     $7.47
                                                               =====
___________________
(2) Class C shares and Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Effective immediately, the first and second paragraphs under the heading "Underwriters - Other Payments" on pages 30 and 31 of the SAI are replaced with the following:

Seligman Advisors pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the "TargETFunds") and Seligman Cash Management Fund, Inc. (the "Cash Fund")) of $1,000,000 or more ("NAV sales"), calculated as follows:

          Amount of Purchase       Payment to Dealer (as a % of NAV Sales)
       ------------------------    ---------------------------------------
       $1,000,000 - $3,999,999                      1.00%
       $4,000,000 - $24,999,999                     0.50%
       $25,000,000 or more                          0.25%

With respect to purchases of Class A shares of the TargETFunds, Seligman Advisors shall pay authorized dealers or investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors also pays authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

          Amount of Purchase       Payment to Dealer (as a % of NAV Sales)
       ------------------------    ---------------------------------------
       $1,000,000 - $3,999,999                      1.00%
       $4,000,000 - $24,999,999                     0.50%
       $25,000,000 or more                          0.25%

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. The fees in this paragraph and the preceding paragraph are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).